CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income from continuing operations	$ 603.9	$ 539.1	$ 742.2
Cash flows hedges:
Gain (loss) on valuation of derivative financial instruments	73.8	(10.1)	43.7
Deferred income taxes	(2.8)	(5.7)	28.0
Defined benefit plans:
Re-measurement loss	(69.0)	(6.8)	(3.2)
Deferred income taxes	18.4	1.9	0.9
Reclassification to income:
Gain related to cash flows hedges	(1.1)
Deferred income taxes	0.7
Other comprehensive income (loss) from continuing operations	20.0	(20.7)	69.4
Comprehensive income from continuing operations	623.9	518.4	811.6
Income from discontinued operations	97.5	3.8	18.2
Comprehensive income	721.4	522.2	829.8
Comprehensive income (loss) attributable to
Shareholders	617.8	515.6	816.2
Non-controlling interests	6.1	2.8	(4.6)
Comprehensive income (loss) attributable to
Shareholders	715.3	519.4	834.4
Non-controlling interests	$ 6.1	$ 2.8	$ (4.6)